Pension and Other Post-Retirement Benefits - Projected benefit obligations, the plan assets, and the funded status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in benefit obligation
Projected benefit obligation at beginning of year	$ 14,258	$ 13,621
Service costs	888	442
Interest cost	283	168
Plan participant contributions	109
Actuarial (gain)/losses	29	(640)
Divestiture	(138)
Benefit payments	(274)	(123)
Expenses paid from assets	(35)
Effect of foreign currency translation	(634)	790
Projected benefit obligation at end of year	14,486	14,258
Change in plan assets
Fair value of plan assets at beginning of year	5,062	5,062
Actual return on plan assets	95
Plan participant contributions	109
Employer contributions	460	123
Benefit payments	(274)	(123)
Expenses paid from assets	35
Effect of foreign currency translation	(233)
Fair value of plan assets at end of year	5,184	5,062
Unfunded status	$ (9,302)	$ (9,196)